Segment Information - Summary of Segment Results (Parenthetical) (Detail) € in Millions	12 Months Ended
Dec. 31, 2023 EUR (€)
The Netherlands [member]
Summary of operating result per segment [Line Items]
Inter-segment revenues	€ (17)